Other Financial Items (Tables)	9 Months Ended
Sep. 30, 2018
Other Income and Expenses [Abstract]
Schedule of Derivative Instruments, Gain (Loss)
(Losses) gains on derivative instruments comprise of the following:

(in thousands of $)	Nine Months Ended September 30,
	2018	2017
Mark-to-market adjustment for interest rate swap derivatives	6,059	1,056
Unrealized mark-to-market (losses) gains on Earn-Out Units (see note 12)	(7,400)	2,000
Mark-to-market adjustment for equity derivatives	(10,757)	(3,841)
Mark-to-market adjustment for foreign exchange swap derivatives	(160)	1,365
	(12,258)	580

Schedule of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Nine Months Ended September 30,
	2018	2017
Interest income (expense) on undesignated interest rate swaps	5,322	(3,436)
Foreign exchange loss on operations	(973)	—
Amortization of debt guarantee	539	1,234
Financing arrangement fees and other costs	(54)	(283)
Others	(213)	(1,590)
	4,621	(4,075)